Annual Total Returns - Fidelity® Massachusetts Municipal Money Market Fund [BarChart] - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund-Default
Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.02%
Annual Return 2016	0.10%
Annual Return 2017	0.48%
Annual Return 2018	0.97%
Annual Return 2019	1.13%
Annual Return 2020	0.38%